CONVERTIBLE PREFERRED SHARES - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 10, 2020 shares	Oct. 01, 2020 USD ($) $ / shares shares	Jun. 01, 2019 USD ($) $ / shares shares	Feb. 17, 2021	Feb. 17, 2021 Ratio	Feb. 17, 2021 shares	Feb. 24, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred shares, net of issuance cost								$ 0	$ 8,934	$ 161,233
Reverse stock split ratio				1.138974	1.138974
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares								$ 0.4408
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares								$ 4.6366
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares								0	0	0
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares								$ 3.7093
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares								0	0	0
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares								$ 5.9842
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares								0	0	28,216,005
Series C Convertible Preferred Shares [Member] | Initial Series C Redeemable Preferred Shares Financing Round [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares							$ 5.9842
Proceeds from issuance of convertible preferred shares, net of issuance cost							$ 98,120
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares							17,186,948
Temporary equity issuance costs							$ 4,730
Series C Convertible Preferred Shares [Member] | Multiple Deferred Closings [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares			$ 5.9842
Proceeds from issuance of convertible preferred shares, net of issuance cost			$ 63,113
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares			11,029,057
Temporary equity issuance costs			$ 2,887
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares		$ 9.5730						$ 9.5730
Proceeds from issuance of convertible preferred shares, net of issuance cost		$ 8,934
Temporary equity rate of interest on dividend declared but unpaid								6.00%
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares		943,148				346,678		346,678	2,699,114	0
Temporary equity issuance costs		$ 95
Premoney evaluation								$ 1,300,000
Temporary equity predetermined issue price as percentage of original issue price								70.00%
Series C One Redeemable Convertible Preferred Shares [Member] | Magna [Member]
Temporary Equity [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares	1,755,966
Series C One Redeemable Convertible Preferred Shares [Member] | Minimum [Member]
Temporary Equity [Line Items]
Sale of stock minimum issue price as a percentage of issue price of redeemable convertible preferred stock								200.00%
Proceeds from issuance of convertible preferred shares, net of issuance cost								$ 100,000